Related party transactions - Compensation (Details) € in Thousands	1 Months Ended									12 Months Ended
	Dec. 31, 2020 EquityInstruments	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Jun. 30, 2018 EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments
Compensation of key management personnel
Gross salary										€ 2,842	€ 2,527	€ 2,505
Variable pay										1,322	975	1,078
Employer social security										659	813	528
Other short term benefits										137	122	125
Termination benefits										337	470
Post-employment benefits for executive team members as a group										141	144	153
Employer social security contributions stock options										€ 9,811	€ 9,160	€ 2,793
Number of share options granted in share-based payment arrangement | EquityInstruments	908,362	196,500	550,090	142,700	921,885	19,800	423,487	861,575	178,900	1,797,652	1,365,172	1,040,475
Non-executive Directors
Compensation of key management personnel
Total cost of stock options granted in the year										€ 8,384	€ 4,330	€ 3,271
Board fees and other short-term benefits for directors										355	378	355
Total benefits excluding stock options										€ 8,739	€ 4,708	€ 3,626
Number of share options granted in share-based payment arrangement | EquityInstruments										70,000	70,000	85,000
Executive Directors
Compensation of key management personnel
Post-employment benefits for executive team members as a group										€ 52,742	€ 36,058	€ 20,544
Total cost of stock options granted in the year										€ 37,493	€ 21,847	€ 13,363
Number of share options granted in share-based payment arrangement | EquityInstruments										334,900	405,000	460,700